Related party transactions (Tables)	12 Months Ended
Sep. 30, 2020
Related party transactions
Schedule of relationship and the nature of related party transactions

Name of Related Party	Relationship to the Company	Nature of Transactions
Forasen Group Co., Ltd. (“Forasen Group”)	Owned by Mr. Zhengyu Wang, the Chairman of Board of Directors of the Company

Provides a guarantee for the Company’s bank loans; purchases from the Company; leases factory building to the Company; provides the real property and land use right as additional security for a bank loan.

Zhejiang Tantech Bamboo Technology Co., Ltd.	Under common control of Mr. Zhengyu Wang and Ms. Yefang Zhang, CEO of the Company	Lease factory building to the Company; purchases from the Company; provide the real property and land use right as additional security for the Company’s short-term bank loan.
Hangzhou Forasen Energy Technology Co., Ltd.	Controlled by Mr. Zhengyu Wang	Purchase from the Company
Zhejiang Forasen Asset Management Co., Ltd.	Controlled by Zhengyu Wang and CEO Yefang Zhang
Hangzhou Forasen Technology Co., Ltd	Controlled by Mr. Zhengyu Wang	Sublease of office space from the Company.
Yefang Zhang	CEO of the Company	Provided a working capital loan; provides a guarantee for the Company’s bank loans
Zhengyu Wang	Chairman of Board of Directors of the Company	Provides a guarantee for the Company’s bank loans
Xinyang Wang	Shareholder of Nongyuan Network	Provide the real property and land use right as additional security for the issuance of bank acceptance notes by Nongyuan Network

Schedule of due to related parties

	September 30,	September 30,
	2020	2018
Yefang Zhang	$1,714,811	$2,652,882
Zhejiang Tantech Bamboo Technology Co., Ltd.	1,459	—
Total	$1,716,270	$2,652,882